PROVISIONS, CONTINGENCIES AND COMMITMENTS - Commitments - Narrative (Details) t in Millions, $ in Millions			12 Months Ended
	Dec. 20, 2022	Mar. 16, 2020 USD ($)	Dec. 20, 2023	Dec. 31, 2022 USD ($) tonne t	Dec. 31, 2021 USD ($)	Oct. 26, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Commitments in relation to associates				$ 1,661	$ 1,562
Commitments in relation to joint ventures				988	1,140
Provision of guarantees or collateral to entity, third party transactions				181	146
Property, plant and equipment, pledged as security				98	111
Contractual commitments to sell				368	292
ArcelorMittal South Africa Ltd. ("AMSA")
Disclosure of transactions between related parties [line items]
Contractual capital commitments					100
ArcelorMittal México S.A. de C.V.
Disclosure of transactions between related parties [line items]
Contractual capital commitments					158
Total amount of investment program				$ 1,000
Construction capacity (in tonnes) | t				2.5
ArcelorMittal Brasil S.A.
Disclosure of transactions between related parties [line items]
Other commitments, expected costs to be in compliance				$ 115	87
Fine for non-compliance with agreement, maximum				19	18
Other commitments, industrial capital expenditure				420	442
AM Liberia
Disclosure of transactions between related parties [line items]
Contractual capital commitments				$ 340
Concentrate sinter fines capacity (in tonnes) | tonne				15,000,000
ArcelorMittal Dofasco G.P.
Disclosure of transactions between related parties [line items]
Contractual capital commitments				$ 394
Serra Azul Mine, Brazil
Disclosure of transactions between related parties [line items]
Contractual capital commitments				$ 182
Expected Capacity Of DRI Pellet Feed (in tonnes) | tonne				4,500,000
5.146 billion Term Loan, Due 2030
Disclosure of transactions between related parties [line items]
Guarantees (in percent)				60.00%
Notional amount		$ 5,146
Borrowings maturity, term		10 years
Asset-Based Revolving Credit Facility | Operating Subsidiaries | South Africa
Disclosure of transactions between related parties [line items]
Inventory pledged in asset-based revolving credit facility				$ 147
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and the revolving base finance facility				64
Associates
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions				12	12
Commitments within sureties, guarantees, LOC, pledges, and other collateral				375	406
Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions				4,383	4,295
Commitments within sureties, guarantees, LOC, pledges, and other collateral				598	452
Tameh
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures				424	611
Enerfos
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures				442	515
Calvert | Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions				354	279
Al Jubail | Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions				178	175
Global Chartering
Disclosure of transactions between related parties [line items]
Commitments within sureties, guarantees, LOC, pledges, and other collateral, related to lease obligations				341	323
AMNS India
Disclosure of transactions between related parties [line items]
Contractual capital commitments						$ 2,600
AMNS India | Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions				3,088	3,088
Kryvyi Rih industrial gas
Disclosure of transactions between related parties [line items]
Commitments in relation to associates				$ 691	$ 819
The Fonds d'Urbanisation et d'Aménagement du Plateau de Kirchberg and the State of the Grand-Duchy of Luxembourg | ArcelorMittal
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary (in percent)	50.00%
The Fonds d'Urbanisation et d'Aménagement du Plateau de Kirchberg and the State of the Grand-Duchy of Luxembourg | ArcelorMittal | Forecast
Disclosure of transactions between related parties [line items]
Exercisable Period Of Rights			12 months